Other Liabilities (Tables)	3 Months Ended
Mar. 31, 2020
Other Liabilities
Schedule of components of other liabilities

The following table summarizes the components of other liabilities, current and non-current (in thousands):

	March 31,	December 31,
	2020	2019
Other liabilities, current
Accrued compensation for phantom shares - Note 15	$1,853	$1,590
Other accrued compensation	1,392	1,139
Restricted stock units - Note 12	1,613	1,210
Total	$4,858	$3,939
Other liabilities, non-current
Warrant liability - Notes 10 and 15	$18	$18